Derivative Liabilities (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of derivative liabilities	$ 1,413,568				$ 530,572
Remeasurement of derivative liabilities	2,053,045		$ 1,102,992
Change in fair value of derivative liabilities	950,053		190,102
Debt extinguishment			500,678
Derivative expense			653,792
Fair value at commitment date			1,413,568
Derivative Liability	$ 2,053,045		1,102,992
Change in fair value of derivative liabilities			$ 190,102